Label	Element	Value
Escrow Deposit	us-gaap_EscrowDeposit	$ 0
Escrow Deposit	us-gaap_EscrowDeposit	0
Escrow Deposit	us-gaap_EscrowDeposit	4,005,000
Redeemable Preferred Stock [Member]
Temporary Equity, Guaranteed Return	rose_TemporaryEquityGuaranteedReturn	0
Temporary Equity, Guaranteed Return	rose_TemporaryEquityGuaranteedReturn	3,438,000
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	0
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	2,275,000
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	0
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	0
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	937,000
Series A Preferred Stock [Member]
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	0
Dividends Payable	us-gaap_DividendsPayableCurrentAndNoncurrent	$ 984,000